Fair value measurement - Schedule of reconciliation of changes in Level 3 (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	£ 2,569
Financial assets (liabilities), ending balance	3,687
Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	387	£ 323
Net (losses)/gains through the consolidated income statement for the period	188	66
Purchases	1,097	9
Settlements	(64)	(13)
Financial assets (liabilities), ending balance	1,608	385
Financing derivatives | Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	(60)	(64)
Net (losses)/gains through the consolidated income statement for the period	(3)	3
Purchases	0	0
Settlements	43	0
Financial assets (liabilities), ending balance	(20)	(61)
Gains (losses) recognized in P&L	(7)	3
Commodity contract derivatives | Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	(3)	(20)
Net (losses)/gains through the consolidated income statement for the period	(6)	72
Purchases	0	0
Settlements	0	(12)
Financial assets (liabilities), ending balance	(9)	40
Gains (losses) recognized in P&L	(6)	72
Other | Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	450	407
Net (losses)/gains through the consolidated income statement for the period	197	(9)
Purchases	1,097	9
Settlements	(107)	(1)
Financial assets (liabilities), ending balance	£ 1,637	£ 406